Basis of Presentation	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Basis of Presentation
1.	Basis of Presentation

The accompanying Navigator Holdings Ltd. (the “Company”), unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary for a fair presentation of the financial position of the Company and its subsidiaries as of June 30, 2018; the results of operations for the three and six months ended June 30, 2018 and 2017, the statement of stockholders’ equity for the six months ended June 30, 2018, and cash flows for the six months ended June 30, 2018 and 2017. Unless the context otherwise requires, all references in the unaudited condensed consolidated financial statements to “our,” “we,” and “us” refer to the Company.

As of June 30, 2018, our total current liabilities exceeded our total current assets by $9.3 million. This net current liability is primarily due to a payment of $10.0 million as the initial investment to our 50/50 joint venture (the “Export Terminal Joint Venture”) to construct an ethylene marine export terminal (the “Marine Export Terminal”) at Morgan’s Point, Texas; as well as losses made during the six months ended June 30, 2018. As of June 30, 2018, we had an aggregate of $38.1 million available borrowing capacity under one of our revolving credit facilities, to cover this net current liability shortfall of $9.3 million.

As of August 6, 2018, we have contributed $25.0 million of our expected $155.0 million share of the capital cost of the construction for the Marine Export Terminal from the Company’s available cash resources. We are in the process of negotiating two debt facilities to fund the remaining expected investment.

On January 1, 2018 the Company adopted Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606). The Company has adopted the standard using the modified retrospective method to incorporate the cumulative effect on all contracts at the date of initial application for reporting periods presented beginning January 1, 2018. By using the modified retrospective method approach we have made an adjustment to the consolidated statement of shareholders’ equity of $3.4 million which represents the amount of net revenue that would not have been recognized in retained earnings for the year ended December 31, 2017 under ASU 2014-09.

On January 31, 2018, the Company announced the execution of definitive agreements creating the Export Terminal Joint Venture. Interests in joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements will include the Company’s share of the profit or loss and other comprehensive income (“OCI”) of equity-accounted investees, until the date on which significant influence or joint control ceases.

The Company receives its revenue streams from three different sources; vessels on time charters; voyage charters; and contracts of affreightment (“COA”). With time charters, the Company receives a fixed charter hire per on-hire day and revenue is recognized on an accrual basis and is recorded over the term of the charter as the performance obligation is satisfied. In the case of voyage charters or COA’s, the vessel is contracted for a voyage, or a series of voyages, between two or more ports and the Company is paid for the cargo transported. Revenue under these performance obligations is recognized on a load port to discharge port basis and determines percentage of completion for all voyage charters on a time elapsed basis. This approach differs from previous generally accepted accounting principles (“U.S. GAAP”) whereby under a voyage charter or a COA the revenue would be recognized from the later of the charter party date and the date of completion of the previous discharge port until the following discharge port. This has the effect of recognizing the revenue over a shorter period of time as the performance obligation commences from the loading of the cargo rather than from the inception of the contract. The Company believes that the performance obligation towards the customer starts to become satisfied once the cargo has been loaded and the obligation becomes completely satisfied once the cargo has been discharged at the discharge port. Time charter revenue is payable monthly in advance whilst revenue from voyage charters and COAs is due upon discharge of the cargo at the discharge port.

Under the new revenue recognition standard, the Company has identified certain costs incurred to obtain or fulfill a contract with a charterer which are costs incurred following the commencement of a contract or charter party but before the loading of the cargo commences. These directly related costs are generally fuel or any canal or port costs to get the vessel from its position at inception of the contract to the load port to commence loading of the cargo. These costs are deferred and amortized over the duration of the performance obligation on a time basis. As of June 30, 2018, the amount of unamortized contract fulfillment costs included within prepaid expenses and other current assets on the balance sheet was $1.3 million.

The adoption of ASC 606 resulted in an increase in revenue earned and recognized of $0.2 million for the six months ended June 30, 2018 (three months ended June 30, 2018: a decrease in revenue of $1.4 million); an increase in voyage expenses recognized of $0.4 million for the six months ended June 30, 2018 (three months ended June 30, 2018: a decrease in voyage expenses of $0.1 million); and a decrease in broker commissions of $0.1 million for the six months ended June 30, 2018 (three months ended June 30, 2018: a decrease in broker commissions of $30,000). The net effect on the income statement for the six months ended June 30, 2018 is an increase in net loss of $0.1 million (three months ended June 30, 2018: an increase in net loss of $1.3 million).

The Company calculated that adoption of ASC 606 resulted in the following changes to the Balance Sheet as at June 30, 2018: accrued income decreased by $4.8 million; prepaid expenses and other current assets increased by $1.3 million; accrued expenses and other liabilities reduced by $0.1 million and retained earnings decreased by $0.1 million.

On January 1, 2018 the Company adopted ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments, which addresses eight classification issues related to the statement of cash flows:

•	Debt prepayment or debt extinguishment costs;

•	Settlement of zero-coupon bonds;

•	Contingent consideration payments made after a business combination;

•	Proceeds from the settlement of insurance claims;

•	Proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies;

•	Distributions received from equity method investees;

•	Beneficial interests in securitization transactions; and

•	Separately identifiable cash flows and application of the predominance principle.

This standard provides accounting guidance that will be used along with existing audit standards. The impact of adopting this ASU is immaterial to the financial statements.

On January 1, 2018 the Company adopted ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include cash and cash equivalents that have restrictions on withdrawal or use in total cash and cash equivalents on the statement of cash flows. This standard provides accounting guidance that will be used along with existing audit standards. The impact of adopting this ASU is immaterial to the financial statements.

These unaudited condensed consolidated financial statements of the Company and its subsidiaries have been prepared in accordance U.S. GAAP for interim reporting. As such, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. It is recommended that these financial statements be read in conjunction with our consolidated financial statements and notes thereto for the year ended December 31, 2017 included in our Form 20-F filed on March 5, 2018. The results for the six months ended June 30, 2018 are not necessarily indicative of results for the full 2018 fiscal year or any other future periods.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases, which, among other things, requires lessees to recognize most leases on-balance sheet. This will increase their reported assets and liabilities—in some cases very significantly. Lessor accounting remains substantially similar to current U.S. GAAP. ASU 2016-02 supersedes Topic 840, Leases. ASU 2016-02 is effective for public business entities, certain not-for-profit entities, and certain employee benefit plans, for annual and interim periods in fiscal years beginning after December 15, 2018. ASU 2016-02 mandates a modified retrospective transition method for all entities. The Company is currently evaluating the impact that this update will have on its consolidated financial statements and related disclosures.